ACCOUNTS RECEIVABLE	9 Months Ended
Mar. 31, 2025
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE	4. ACCOUNTS RECEIVABLE As of March 31, 2025 and June 30, 2024, the balance of accounts receivable was $128,598 and $4,284, respectively, and related primarily to rents owed by tenants.